Non-financial assets and liabilities (Details) - Schedule of employee benefit obligations - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Non-financial assets and liabilities (Details) - Schedule of employee benefit obligations [Line Items]
Leave obligations	$ 211,812	$ 166,033
Current [member]
Non-financial assets and liabilities (Details) - Schedule of employee benefit obligations [Line Items]
Leave obligations	211,776	129,837
Non- current [Member]
Non-financial assets and liabilities (Details) - Schedule of employee benefit obligations [Line Items]
Leave obligations	$ 36	$ 36,196